STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,576,567)	$ (1,768,221)	$ (2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,191	2,083	1,462
Equity in profit of joint venture investment	2,058
Change in fair market value of derivative liabilities	6,261,101	26,048	20,076
Amortization of debt discounts	149,456	749,162	175,707
Gain on settlement of judgment		(53,788)
Stock based compensation, related parties		25,030	1,529,182
Stock based compensation		85,360	319,986
Decrease (increase) in assets:
Other current assets	(130,091)
Prepaid expenses		(2,264)	284
Increase (decrease) in liabilities:
Accounts payable	(57,653)	32,475	40,774
Accounts payable, related parties	947	11,586	29,369
Accrued interest	2,691	65,860	21,172
Accrued interest, related parties	1,200	2,400	1,170
Judgment payable		340,647
Net cash used in operating activities	(345,667)	(483,622)	(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,694)	(3,536)
Investment in joint venture	(2,058)
Net cash used in investing activities	(4,752)	(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock, net of offering costs	435,000
Proceeds from exercise of warrants, related party		2,200	40
Proceeds from sale of stock on equity line of credit	18,323	143,520
Proceeds of convertible notes payable		417,500	365,000
Proceeds of notes payable, related parties			30,000
Repayments of convertible notes payable		(89,039)
Net cash provided by financing activities	453,323	474,181	395,040
NET CHANGE IN CASH	102,904	(12,977)	(67,185)
CASH AT BEGINNING OF PERIOD	22,437	35,414	102,599
CASH AT END OF PERIOD	125,341	22,437	35,414
SUPPLEMENTAL INFORMATION:
Interest paid		13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note			167,011
Value of debt discounts		571,183	130,000
Value of derivative adjustment due to debt conversions	229,043	525,485
Value of shares issued for conversion of debt	323,197	737,716	227,388
Convertible note issued in settlement of judgment payable		300,000
Common stock issued for settlement of accounts payable, related party		13,765
Cashless exercise of common stock warrants, 2,250,000 warrants exercised		$ 22